Business Developments (Narrative) (Detail) (JPY ¥) Share data in Millions, unless otherwise specified	12 Months Ended					12 Months Ended			1 Months Ended								6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Noncontrolling Interests [Member]	Mar. 31, 2012 Morgan Stanley (As Investee) [Member]	Jun. 30, 2011 Morgan Stanley (As Investee) [Member]	Apr. 21, 2011 Morgan Stanley (As Investee) [Member]	Mar. 31, 2012 MUMSS (As Investee) [Member]	Nov. 24, 2011 MUMSS (As Investee) [Member]	Apr. 22, 2011 MUMSS (As Investee) [Member]	May 01, 2010 MUMSS (As Investee) [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	May 01, 2010 MUMSS (As Investee) [Member] Noncontrolling Interests [Member]	May 01, 2010 MSMS (As Investee) [Member]	Mar. 30, 2011 MUFG [Member] Mitsubishi UFJ NICOS Co., Ltd. [Member]	Mar. 30, 2011 Norinchukin [Member] Mitsubishi UFJ NICOS Co., Ltd. [Member]	Apr. 30, 2010 UNBC [Member] Union Bank [Member]	Dec. 01, 2012 UNBC [Member] Union Bank [Member] Pacific Capital Bancorp [Member]	Dec. 26, 2012 MUSHD And BTMU [Member] Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. [Member]	Sep. 30, 2011 Morgan Stanley [Member]	Nov. 24, 2011 Morgan Stanley [Member] MUMSS (As Investee) [Member]	May 01, 2010 Morgan Stanley [Member] MUMSS (As Investee) [Member]	May 01, 2010 Morgan Stanley [Member] MSMS (As Investee) [Member]
Schedule Of Business Development [Line Items]
Amount paid for the acquisition of subsidiary's common stock through the allotment to existing shareholders												¥ 85,000,000,000	¥ 15,000,000,000
Percentage of ownership in the shares of a subsidiary												85.00%	15.00%			51.00%
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Goodwill														8,068,000,000
Business combination by a subsidiary, Recognized identifiable assets acquired and liabilities assumed, Core deposit intangible assets														1,648,000,000
Amount in cash paid on the acquisition of certain assets and liabilities of a bank holding company															124,484,000,000
Amount of goodwill recorded on the acquisition of certain assets and liabilities of a bank holding company															33,875,000,000
Amount of intangible assets recorded on the acquisition of certain assets and liabilities of a bank holding company															6,093,000,000
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock					808,266,000,000
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock				385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment				75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320,000,000		139,320,000,000
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock				3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock				22.40%
Percentage of decline in the quoted market price of affiliate 's common stock																	41.00%
Other-than-temporary impairment losses on investments to affiliate 's common stock																	579,468,000,000
Approximate percentage of ownership newly acquired in a subsidiary																49.00%
Percentage of original interest in a subsidiary									100.00%
Percentage of economic and voting rights interests in a subsidiary									60.00%										40.00%
Amount of change in ownership interest recorded from an equity transaction in a subsidiary		127,270,000,000							21,000,000,000	127,000,000,000
Percentage of voting rights interest											49.00%									51.00%
Percentage of economic interest											60.00%									40.00%
Amount of capital contribution							20,000,000,000	30,000,000,000
Amount of employee termination expenses related to early retirement program						20,000,000,000
Percentage share of the increase in the net asset value of a subsidiary							40.00%
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests							8,000,000,000	12,000,000,000
Amount of capital contribution to meet an anticipated change in regulatory capital requirement							¥ 15,000,000,000											¥ 10,000,000,000